Stock-Based Compensation and Employee Benefits	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation and Employee Benefits
Stock-Based Compensation and Employee Benefits

13.Stock-Based Compensation and Employee Benefits

Equity Incentive Plans

In October 2014, the Company’s board of directors and its stockholders adopted the 2014 Equity Incentive Award Plan (the “Original 2014 Plan”), which became effective upon the closing of the Company’s IPO on November 6, 2014. The Original 2014 Plan was subject to automatic annual increases in the number of shares available for issuance on the first business day of each fiscal year equal to four percent (4%) of the number of shares of the Company’s common stock outstanding as of such date or a lesser number of shares as determined by the Company’s board of directors with 2024 being the last calendar year with an automatic annual increase under the Original 2014 Plan. The Original 2014 Plan was amended and restated effective May 29, 2024 as the 2014 Plan with amendments that included an additional 7,000,000 shares reserved for issuance over the existing share reserve and certain other changes to the Original 2014 Plan. Additionally, the evergreen provision has been removed from the 2014 Plan such that any increase in the total number of shares of common stock that may be issued must be approved by stockholders. There were 6,010,528 shares of common stock available for future issuance as of December 31, 2024 under the 2014 Plan. All remaining shares under the Company’s 2010 Equity Incentive Stock Plan (the “2010 Plan”) were transferred to the Original 2014 Plan upon adoption and any additional shares that would otherwise return to the 2010 Plan as a result of forfeiture, termination or expiration of the awards will return to the 2014 Plan. The 2014 Plan enables the Company to grant shares and/or options to purchase shares of common stock to employees, directors, consultants and other service providers. While the 2014 Plan allows for non-qualified or incentive stock options, primarily all option grants made since June 2016 have been for non-qualified stock options. Under the 2010 Plan, no awards have been issued since 2014, and there were no shares of common stock available for future issuance as of December 31, 2024.

In June 2016, the Company adopted the 2016 Plan. The 2016 Plan was designed to comply with the inducement exemption contained in Nasdaq’s Rule 5635(c)(4), which provides for the grant of non-qualified stock options, restricted stock units, restricted stock awards, performance awards, dividend equivalents, deferred stock awards, deferred stock units, stock payment and stock appreciation rights to a person not previously an employee or director of the Company, or following a bona fide period of non-employment, as an inducement material to the individual’s entering into employment with the Company. In connection with the approval of the amendment and restatement of the Original 2014 Plan as the 2014 Plan in 2024, the Company agreed to not make any new awards under the 2016 Plan after May 29, 2024, such that all remaining shares under the 2016 Plan will remain unissued.

Stock option exercises are settled with common stock from the plans’ previously authorized and available pool of shares. If any shares subject to an award granted under the 2014 Plan or 2016 Plan expire, are forfeited or canceled without the issuance of shares, the shares subject to such awards return to the 2014 Plan. In addition, shares withheld to pay for minimum statutory tax obligations with respect to full-value awards are added back to the 2014 Plan. The annual grant to eligible employees can vary depending on the type of award, and the award size is determined by the employee’s grade level.

Stock Options

Incentive stock options and non-statutory stock options may be granted with exercise prices of not less than the fair market value of the common stock on the date of grant. These stock options generally vest over four years, expire in ten years from the date of grant and are generally exercisable after vesting.

In 2024, the Company granted an aggregate of 2,622,500 performance-based stock options (“PSOs”) under the Original 2014 Plan and under the 2014 Plan to its Chief Executive Officer and certain other senior officers, which have a term of ten years. The PSOs granted under the Original 2014 Plan are comprised of 1,982,500 PSOs with performance-based vesting conditions tied to commercial, clinical and strategic milestones (the “Performance Condition PSOs”). The fair value of each Performance Condition PSO was estimated on the grant date, using the Black-Scholes model for PSOs tied to commercial, clinical and strategic milestones. Expense for the Performance Condition PSOs is recognized over the requisite service period only when the performance condition is considered probable of being achieved and is recognized over the period from the grant date through the time the milestone is expected to be achieved. The PSOs granted under the 2014 Plan comprised 640,000 PSOs with total shareholder return vesting tied to performance milestones during specified periods (the “Market Condition PSOs”). The fair value of each Market Condition PSO was estimated on the grant date using a Monte Carlo simulation model.

The following table summarizes option activity from December 31, 2023 through December 31, 2024:

	Options
			Weighted-
			Average	Aggregate
		Weighted-	Remaining	Intrinsic
	Number of	Average	Contractual Terms	Value
	Options	Exercise Price	(Years)	(in thousands)
Outstanding at December 31, 2023	23,659,240	$13.31
Granted - at fair value	10,513,500	$2.28
Exercised	(174,651)	$1.67
Forfeited/Canceled	(5,292,979)	$9.20
Outstanding at December 31, 2024	28,705,110	$10.10	6.4	$889
Exercisable at December 31, 2024	17,010,902	$14.37	4.6	$—

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the year in excess of the exercise price multiplied by the number of options outstanding or exercisable.

Information on the options outstanding and exercisable as of December 31, 2024 is summarized by range of exercise prices as follows:

			Options Outstanding			Options Exercisable
				Weighted-
				Average	Weighted-		Weighted-
				Remaining	Average		Average
			Number	Contractual Terms	Exercise	Number	Exercise
Range of Exercise Prices			Outstanding	(Years)	Price	Exercisable	Price
$0.77	-	$2.41	6,361,791	9.5	$1.74	473,666	$2.35
$2.59	-	$5.44	6,000,496	8.3	$3.86	2,069,330	$4.33
$5.86	-	$12.37	5,603,496	5.3	$10.28	4,386,405	$10.54
$12.44	-	$17.06	4,601,126	5.3	$14.64	3,992,175	$14.59
$17.17	-	$26.58	4,691,013	3.8	$18.90	4,642,138	$18.91
$26.62	-	$36.85	1,447,188	0.5	$29.06	1,447,188	$29.06
			28,705,110	6.4	$10.10	17,010,902	$14.37

Additional information on options is summarized as follows:

	Year Ended December 31,
(in thousands, except weighted-average grant-date fair value per share)	2024	2023
Total intrinsic value of options exercised	$110	$425
Total grant date fair value of options vested	$22,778	$30,467
Weighted-average grant date fair value per share of options granted	$1.49	$4.19

As of December 31, 2024, total unrecognized stock-based compensation expense related to unvested stock options was $24.6 million, which is expected to be recognized over a weighted-average period of 2.6 years.

Restricted Stock Units

The Company grants RSUs from time to time primarily to its employees. RSUs are share awards that entitle the holder to receive freely tradable shares of the Company’s common stock upon vesting. The RSUs cannot be transferred and are subject to forfeiture if the holder’s employment terminates prior to the release of the vesting restrictions. The Company’s RSUs generally vest over one to three years from the applicable grant date, provided the employee remains continuously employed with the Company. However, the RSUs granted in 2024 were issued and vested immediately to settle a portion of the 2023 annual employee performance bonuses. The estimated fair value of RSUs is based on the closing price of the Company’s common stock on the grant date.

The following table sets forth the summary of RSUs activity, under the 2014 Plan:

	RSUs Outstanding
		Weighted-Average
	Number of	Grant Date Fair
	RSUs	Value
Balances at December 31, 2023	1,726,729	$11.93
RSUs granted	1,976,750	$2.23
RSUs vested	(2,793,626)	$5.41
RSUs canceled	(141,616)	$11.50
Balances at December 31, 2024	768,237	$10.79

Additional information on RSUs is summarized as follows:

	Year Ended December 31,
(in thousands, except weighted-average grant-date fair value per share)	2024	2023
Total grant date fair value of RSUs vested	$15,101	$18,381
Total grant date fair value of RSUs granted	$4,408	$11,386
Weighted-average grant-date fair value per share of RSUs granted	$2.23	$8.93

As of December 31, 2024, total unrecognized stock-based compensation expense related to unvested RSUs was $2.6 million, which is expected to be recognized over a weighted-average period of 0.7 years.

Employee Stock Purchase Plan

In October 2014, the Company’s board of directors and its stockholders approved the establishment of the ESPP. The ESPP provided for annual increases in the number of shares available for issuance on January 1 of each year until January 1, 2024, equal to the lesser of one percent (1%) of the number of shares of the Company’s common stock outstanding as of such date or a number of shares as determined by the Company’s board of directors. The ESPP had 1,689,547 shares of common stock available for future issuance as of December 31, 2024. Eligible employees may purchase common stock at 85% of the lesser of the fair market value of the Company’s common stock on the first or last day of the offering period. The offering periods of the ESPP are six-month periods commencing on each May 16 and November 16. As of December 31, 2024, the unrecognized compensation expense associated with the ESPP was immaterial,  which is expected to be recognized over a weighted-average period of 4.5 months.

Stock-Based Compensation

The following table summarizes the classification of stock-based compensation expense in the Company’s consolidated statements of operations related to employees and nonemployees:

	Year Ended December 31,
(in thousands)	2024	2023
Cost of goods sold (1)	$1,070	$632
Research and development	8,643	14,596
Selling, general and administrative	18,089	27,882
Stock-based compensation subtotal	27,802	43,110
Less: Stock-based compensation from discontinued operations	(1,682)	(4,005)
Total stock-based compensation expense from continuing operations	$26,120	$39,105

Total stock-based compensation expense capitalized into inventory	$1,407	$1,062

(1)	Stock-based compensation capitalized into inventory is recognized as cost of goods sold when the related product is sold.

Valuation Assumptions of Awards Granted to Employees

The Company estimated the fair value of each stock option and awards granted under the ESPP on the date of grant using the Black-Scholes option-pricing model. The following table illustrates the weighted-average assumptions for the Black-Scholes option-pricing model used in determining the fair value of the awards during the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Expected term (years)
Stock options	5.7	6.0
ESPP	0.5	0.5
Expected volatility
Stock options	67%	64%
ESPP	88%	105%
Risk-free interest rate
Stock options	3.97%	3.92%
ESPP	4.94%	5.35%
Expected dividend yield
Stock options	—%	—%
ESPP	—%	—%

Expected Term: The expected term represents the period for which the stock-based awards are expected to be outstanding and is based on the options’ vesting term and contractual term, which is derived from the Company’s historical data.

Expected Volatility: The expected volatility is calculated based on the Company’s daily stock closing prices for a period equal to the expected life of the award.

Risk-Free Interest Rate: The risk-free interest rate is based on the United States Treasury constant maturity rate at the time of grant using a term equal to the expected life.

Expected Dividends: The Company has not paid and does not anticipate paying any dividends in the near future, and therefore used an expected dividend yield of zero in the valuation model.

401(k) Retirement Plan

In 2019, the Compensation Committee of the Board approved the Company’s matching of employee contributions towards their individual 401(k) Plans whereby eligible employees may elect to contribute up to the lesser of 90% of their annual compensation or the statutorily prescribed annual limit allowable under Internal Revenue Service regulations. The Company makes matching contributions of 100% of the first 4% of eligible compensation that an employee contributes to his or her 401(k) plan, up to a maximum of $7,500 each year. The Company recorded compensation expense in continuing operations related to the match of $1.2 million and $1.3 million for the years ended December 31, 2024 and 2023, respectively.